Segment Information and Geograhic Data - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues from external customers	$ 22,258	$ 14,779	$ 22,652
Income tax (expense) / recovery	93	(9)	(13)
Other significant non cash items
Share-based compensation expense	3,783	393	5,414
Gain on derivative recognized as a separate line in the statement of loss	0	(44)	(214)
Interest and amortization of debt discount and expense	1,057	458	742
Segment assets	131,374	51,358	45,713
IoT
Segment Reporting Information [Line Items]
Revenues from external customers	16,867	14,317	20,504
Intersegment revenues	128	0	344
Interest revenue	1	8	36
Interest expense	30	12	29
Depreciation and amortization	470	1,501	1,298
Segment income /(loss) before income taxes	(1,302)	(2,038)	130
Profit / (loss) from intersegment sales	6	0	16
Income tax (expense) / recovery	0	0	0
Other significant non cash items
Share-based compensation expense	0	0	0
Gain on derivative recognized as a separate line in the statement of loss	0	0	0
Interest and amortization of debt discount and expense	0	0	0
Segment assets	11,377	11,031	15,794
AI
Segment Reporting Information [Line Items]
Revenues from external customers	4,612	0	0
Intersegment revenues	0
Interest revenue
Interest expense	537
Depreciation and amortization	430
Segment income /(loss) before income taxes	(6,283)
Profit / (loss) from intersegment sales	0
Income tax (expense) / recovery	106
Other significant non cash items
Share-based compensation expense	0
Gain on derivative recognized as a separate line in the statement of loss	0
Interest and amortization of debt discount and expense	0
Segment assets	10,552
mPKI
Segment Reporting Information [Line Items]
Revenues from external customers	779	462	2,148
Intersegment revenues	3,109	6,786	6,169
Interest revenue	54	59	38
Interest expense	976	707	695
Depreciation and amortization	94	91	57
Segment income /(loss) before income taxes	(16,448)	(26,537)	(22,837)
Profit / (loss) from intersegment sales	148	323	294
Income tax (expense) / recovery	(13)	(9)	(13)
Other significant non cash items
Share-based compensation expense	3,783	393	5,414
Gain on derivative recognized as a separate line in the statement of loss	0	44	214
Interest and amortization of debt discount and expense	1,057	458	742
Segment assets	109,445	40,327	29,919
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	22,258	14,779	22,652
Intersegment revenues	3,237	6,786	6,513
Interest revenue	55	67	74
Interest expense	1,543	718	724
Depreciation and amortization	994	1,592	1,355
Segment income /(loss) before income taxes	(24,033)	(28,575)	(22,707)
Profit / (loss) from intersegment sales	154	323	310
Income tax (expense) / recovery	93	(9)	(13)
Other significant non cash items
Share-based compensation expense	3,783	393	5,414
Gain on derivative recognized as a separate line in the statement of loss	0	44	214
Interest and amortization of debt discount and expense	$ 1,057	$ 458	$ 742